Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended
	Nov. 30, 2025	Nov. 30, 2025
C000241373
Average Annual Return [Line Items]
Line Graph and Table Measure Name	National Security Emerging Markets Index ETF
Without Sales Load [Member] | C000241373
Average Annual Return [Line Items]
Average Annual Return, Percent	28.94%	17.75%
Alerian National Security Emerging Markets Net Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian National Security Emerging Markets NTR Index
Average Annual Return, Percent	30.86%	20.27%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	29.51%	21.26%